RULE 497 FILING

On behalf of the Goldman Sachs Growth and Income Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Small/Mid Cap Value Fund and Goldman Sachs Focused Value Fund (the “Funds”), each a series of Goldman Sachs Trust, and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information. The interactive data file included as an exhibit to this filing relates to the prospectus filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(c) on December 29, 2015 (Accession No. 0001193125-15-416223), which is incorporated by reference into this Rule 497 Filing.